Share-based compensation (Details Narrative) - EUR (€)	1 Months Ended		12 Months Ended
	May 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			€ 1.00
Stock Repurchased During Period, Value			€ 172
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture		€ 169
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		546
Stock Issued During Period, Value, Stock Options Exercised		715	€ 715
Stock Issued During Period, Shares, Issued for Services	2,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Weighted average fair value of options granted			€ 1,088	€ 0	€ 1,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			€ 497,104	€ 460,194	€ 740,810
Fair value of the option as a charge to additional paid-in capital			€ 8,702
Weighted Average Number of Shares Outstanding, Basic			15,083,825
Common Stock, Par or Stated Value Per Share			€ 0	€ 0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Value		€ 172
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years